Offerings	Apr. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of the units
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative's Shares
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 1,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207.15
Offering Note	See Note 1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Includes 150,000 ordinary shares to be issued to A.G.P. and/or its designees upon the closing of this offering, regardless of the exercise of the underwriters' over-allotment option.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, par value $0.0001 per share, and one right
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Amount of Registration Fee	$ 15,881.50
Offering Note	See Note 1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Includes 11,500,000 units, consisting of 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotment option, if any. Each unit consists of one ordinary share and one right to receive one-fourth of one ordinary share upon the consummation of the issuer's initial business combination.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the units
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1. No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the units
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1. No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of the units
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Amount of Registration Fee	$ 1,985.19
Offering Note	See Note 1.